Warrants to Purchase Common Stock (Tables)	12 Months Ended
Jun. 30, 2024
Warrants to Purchase Common Stock [Abstract]
Schedule of Warrants to Purchase Common Stock	The following warrants to purchase common stock were outstanding as of June 30, 2024:
Number of Shares	Exercise Price	Expiration Date
286,672	$2.00	June 22, 2026
37,433	2.00	June 28, 2026
11,500	2.00	July 1, 2026
29,067	3.00	December 22, 2027
4,933	3.00	January 10, 2028
6,720	3.00	March 31, 2028
44,933	3.00	May 10, 2028
421,258